Employee Benefits - Summary of Payment of Pension Benefit (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2023 JPY (¥)
Japanese plans [Member]
Disclosure of pension benefit payments [Line Items]
2024	¥ 86,575
2025	83,631
2026	85,148
2027	88,761
2028	93,340
From 2029 to 2033	441,966
Total	879,421
Foreign plans [Member]
Disclosure of pension benefit payments [Line Items]
2024	64,890
2025	67,621
2026	72,178
2027	77,576
2028	83,990
From 2029 to 2033	479,631
Total	¥ 845,886